Schedule of operating activities (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Depreciation	kr 68,822	kr 55,890	kr 130,802	kr 129,022
Depreciation of right-of-use assets	53,594	45,774	96,694	96,940
Amortization	1,020	312	312	1,056
Impairments	9	(23)	5,321
Capital gains from the sale of non-current assets (see Note 17)	(32,543)			(8,985)
Share-based payment expense	249,332	152	15,629	10,171
Unrealized exchange differences	7,891	(30)	77,903	(1,926)
Finance income			(5,080)	(65,615)
Finance costs	91,283	544,901	588,646	224,345
Provisions	(6,403)		12,332
Fair value loss/(gain) on financial assets or liabilities measured at fair value through profit or loss			129,262	(51,832)
Share of results of joint venture	(270)	(192)	(1,430)	(282)
Total non-cash adjustments	487,705	645,328	1,050,391	332,894
(Increase)/decrease in trade receivables	(2,171)	4,802	10,571	23,153
(Increase)/decrease in prepaid expenses	(7,174)	(1,070)	3,899	(5,152)
(Increase)/decrease in accrued income	(33,451)	8,787	(1,789)	(7,964)
(Increase)/decrease in other receivables	10,907	15,594	(22,174)	173,091
Increase/(decrease) in trade and other payables	163,467	(53,129)	(52,186)	96,414
Increase/(decrease) in accrued expense	16,855	10,069	69,950	(15,219)
Increase/(decrease) in deferred income	(15,484)	(10,499)	3,193	9,395
Increase/(decrease) in other liabilities	10,197	55,005	30,577	11,831
Total net changes in working capital	143,146	29,559	42,041	285,549
Capital loss from the sale of property, plant and equipment	1,329
Listing costs (see Note 21)	636,267
Finance income	(247)	(127)	(6,483)	(65,615)
Fair value gains on financial liabilities measured at fair value	kr (582,379)	kr (1,329)	kr 129,262	kr (51,832)